ASSETS HELD FOR SALE AND ACTIVELY MARKETED PROPERTY - Rollforward of Actively Marketed Property (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Actively Marketed Assets [Roll Forward]
Balance at beginning of period	$ 45,778
Land sales	387
Balance at end of period	$ 45,391